Earnings per share (Details Narrative) - shares	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Issue of shares		1,382,185	1,276,248	20,528,803	18,598,414
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Issue of shares	70,708
At the market offering agreement [Member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Issue of shares	70,708